Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
13.	Property, plant and equipment

The following shows a breakdown of the changes in property, plant and equipment and depreciation and impairment for the years ended December 31, 2018 and 2017:

	Plant and equipment	Pipelines, networks and lines	Work in progress(1)	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2017	42,561,894	32,000,049	3,866,318	7,618,586	3,839,355	2,806,696	92,692,898
Additions/capitalizations	1,196,520	944,797	993,817	147,005	14,909	5,881	3,302,929
Increase in abandonment costs	85,580	209,028	-	-	-	-	294,608
Capitalized financial interests (2)	48,351	34,399	14,853	14,350	6,703	5,316	123,972
Exchange differences capitalized	4,107	2,922	1,262	1,219	569	451	10,530
Disposals	(135,468)	(112,171)	(14,723)	(11,997)	(9,763)	(56,734)	(340,856)
Foreign currency translation	2,324,744	849,868	32,585	100,091	124,903	55,983	3,488,174
Transfers (3)	388,641	420,391	(269,409)	(16,976)	7,900	28,209	558,756
Balance as of December 31, 2018	46,474,369	34,349,283	4,624,703	7,852,278	3,984,576	2,845,802	100,131,011

Accumulated depreciation and impairment losses
Balance as of December 31, 2017	(14,779,973)	(12,461,626)	(553,420)	(2,668,562)	(39,522)	(785,421)	(31,288,524)
Depreciation expense	(2,008,348)	(1,465,429)	-	(347,510)	-	(123,792)	(3,945,079)
(Losses) recoveries of impairment (Nota 16)	(752,534)	(311,080)	55,979	(64,279)	5,220	(16,591)	(1,083,285)
Disposals	116,225	84,217	-	8,996	-	40,957	250,395
Foreign currency translation	(677,901)	(313,311)	-	(27,782)	-	(23,804)	(1,042,798)
Transfers (3)	117,115	(310,561)	-	(23,386)	-	(4,905)	(221,737)
Balance as of December 31, 2018	(17,985,416)	(14,777,790)	(497,441)	(3,122,523)	(34,302)	(913,556)	(37,331,028)

Net balance as of December 31, 2017	27,781,921	19,538,423	3,312,898	4,950,024	3,799,833	2,021,275	61,404,374
Net balance as of December 31, 2018	28,488,953	19,571,493	4,127,262	4,729,755	3,950,274	1,932,246	62,799,983

(1)	The balance of work in progress as of December 31, 2018, mainly includes the works executed in production by facilities of the Castilla field, facilities in Cupiagua, air injection pilot facilities in the Chichimene field and secondary recovery of Yarigui, and in refining by the modernization project of Barrancabermeja.

(2)	Financial interests are capitalized based on the weighted average rate of borrowing costs. See Note 18 - Loans and financing.

(3)	Transfers corresponds mainly to: i) recognition of financial leasing contracts, ii) transfers from natural resources and the environment.

Guarantees

The Esperanza 1 and 2 farms were pledged as guarantee for the loan obtained by Bioenergy S.A.S. for the financing of the project (see Note 18.6 – Guarantees and covenants).

	Plant and equipment	Pipelines, networks and lines	Work in progress (1)	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2016	42,608,276	29,087,782	4,874,406	6,911,757	3,894,220	3,482,439	90,858,880
Additions/capitalizations	904,854	876,940	(102)	363,836	14,631	203,124	2,363,283
Increase in abandonment costs	51,619	105,097	–	–	–	–	156,716
Capitalized financial interests	38,847	33,875	8,501	6,941	1,027	20,113	109,304
Exchange differences capitalized	2,636	2,299	577	471	70	672	6,725
Disposals	(67,326)	(56,147)	(26,991)	(6,539)	(23)	(2,727)	(159,753)
Foreign currency translation	(136,501)	(49,800)	(13,302)	(4,904)	(7,850)	(3,394)	(215,751)
Transfers (2)	(840,511)	2,000,003	(976,771)	347,024	(62,720)	(893,531)	(426,506)
Balance as of December 31, 2017	42,561,894	32,000,049	3,866,318	7,618,586	3,839,355	2,806,696	92,692,898
Accumulated depreciation and impairment losses
Balance as of December 31, 2016	(15,511,995)	(9,965,554)	(262,597)	(2,088,478)	(26,852)	(674,902)	(28,530,378)
Depreciation expense	(1,996,614)	(1,479,792)	–	(416,698)	–	(106,878)	(3,999,982)
Recovery (losses) for impairment (Note 16)	1,014,613	316,360	(372,804)	11,538	(7,794)	16,006	977,919
Disposals	54,244	13,464	–	807	–	2,583	71,098
Foreign currency translation	15,166	32,729	–	3,929	–	3,802	55,626
Transfers (2)	1,644,613	(1,378,833)	81,981	(179,660)	(4,876)	(26,032)	137,193
Balance as of December 31, 2017	(14,779,973)	(12,461,626)	(553,420)	(2,668,562)	(39,522)	(785,421)	(31,288,524)
Net balance as of December 31, 2016	27,096,281	19,122,228	4,611,809	4,823,279	3,867,368	2,807,537	62,328,502
Net balance as of December 31, 2017	27,781,921	19,538,423	3,312,898	4,950,024	3,799,833	2,021,275	61,404,374

(1)	The balance of work in progress as of December 31, 2017, mainly includes investments in production at the Castilla field, the integral plan of electrical energy and secondary recovery of Yarigui and the modernization project of the Barrancabermeja refinery.

(2)	Correspond mainly to transfers to: a) inventory of project materials for use in the operation for COP$250,239, b) classification of the intangible part of projects to natural resources for COP$7,222 and c) others for COP$31,852.